Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue		€ 6,305	€ 1,205	€ 10,755	€ 1,860
Other income		156	38	366	80
Research and development costs		(7,048)	(5,909)	(16,331)	(11,969)
General and administrative costs		(3,013)	(4,145)	(6,465)	(8,171)
Total operating costs		(10,061)	(10,054)	(22,796)	(20,140)
Operating result		(3,600)	(8,811)	(11,675)	(18,200)
Finance income and expense		513	470	1,001	(74)
Results related to financial liabilities measured at fair value through profit or loss		195	221	127	891
Result on derecognition of financial liabilities			101		509
Result before corporate income taxes		(2,892)	(8,019)	(10,547)	(16,874)
Income taxes		200	42	197	42
Result for the period		(2,692)	(7,977)	(10,350)	(16,832)
Other comprehensive income (foreign exchange differences on foreign operation)		85	7	276	(212)
Total comprehensive income		(2,607)	(7,970)	(10,074)	(17,044)
Result attributable to
Owners of the Company		(2,692)	(7,993)	(10,350)	(16,926)
Non-controlling interests			16		94
Result for the period		(2,692)	(7,977)	(10,350)	(16,832)
Total comprehensive income attributable to
Owners of the Company		(2,607)	(7,986)	(10,074)	(17,138)
Non-controlling interests			16		94
Total comprehensive income		€ (2,607)	€ (7,970)	€ (10,074)	€ (17,044)
Share information
Weighted average number of shares outstanding, basic	[1]	81,665,565	80,939,392	81,618,038	80,913,751
Weighted average number of shares outstanding, diluted		81,665,565	80,939,392	81,618,038	80,913,751
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.03)	€ (0.10)	€ (0.13)	€ (0.21)
Diluted loss per share	[1]	€ (0.03)	€ (0.10)	€ (0.13)	€ (0.21)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal